Organization and Going Concern (Details Narrative) (USD $)	12 Months Ended
	Aug. 31, 2013	May 31, 2014	May 31, 2013	Aug. 31, 2012	Aug. 31, 2011	May 04, 1998
Organization And Going Concern Details Narrative
Accumulated deficit	$ 17,053,889	$ 19,454,756		$ 12,781,357
Cash and cash equivalents	347,493	1,364,454	715,835	1,046,918	2,320,185
Non cash expenses	$ 4,620,369